Related Parties - Disclosure of Transaction Between Related Parties (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales of oncologic healthcare services
Transaction value	S/ 6,185	S/ 1,186	S/ 177
Outstanding balances	3,191	1,470	2,142
Cost of sales of oncologic healthcare services
Transaction value	32,839	26,702	19,276
Outstanding balances	7,709	6,855	6,480
Administrative expenses
Transaction value	6,365	5,464	8,774
Outstanding balances	5,069	2,268	1,529
Selling expenses
Transaction value	1,761	1,106	1,036
Outstanding balances	396	123	95
Finance income
Transaction value	71
Outstanding balances	1,952
Joint ventures
Sales of oncologic healthcare services
Transaction value	50	35	144
Outstanding balances	234	236	247
Cost of sales of oncologic healthcare services
Transaction value	3,929	3,791	3,270
Outstanding balances	1,076	1,096	1,182
Associates
Cost of sales of oncologic healthcare services
Transaction value	15,878	12,164	8,110
Outstanding balances	3,473	2,574	1,945
Others
Sales of oncologic healthcare services
Transaction value	6,135	1,151	33
Outstanding balances	2,957	1,234	1,895
Cost of sales of oncologic healthcare services
Transaction value	13,032	10,747	7,896
Outstanding balances	3,160	3,185	3,353
Services provided by related parties
Administrative expenses
Transaction value	1,844	2,620	3,355
Outstanding balances	630	816	1,329
Other management charges
Administrative expenses
Transaction value	4,521	2,844	5,419
Outstanding balances	S/ 4,439	S/ 1,452	S/ 200